Consolidated Statements of Stockholders' Equity - USD ($)	Total	Excercise Of Warrants [Member]	European Institute of Regional Investments Inc [Member]	Agricultural Paneuropean Investments Inc [Member]	Capital stock [Member]	Capital stock [Member] Excercise Of Warrants [Member]	Preferred stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Excercise Of Warrants [Member]	Retained Earnings [Member]	Former Parent Company Investment [Member]
Beginning balance, shares at Mar. 11, 2021			0
Beginning balance, value at Mar. 11, 2021	$ 0			$ 0				$ 0		$ 0
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares			500
Net income	3,608,700									3,608,700
Shareholders' contributions	11,492,334							11,492,334
Returns to shareholders	(6,350,000)							(6,350,000)
Ending balance, shares at Dec. 31, 2021			500
Ending balance, value at Dec. 31, 2021	8,751,034			0				5,142,334		3,608,700
Issuance of common stock (including the exercise of warrants) net of issuance costs, value				500
Net income	17,459,352									17,459,352
Shareholders' contributions	16,686,500							16,686,500
Ending balance, shares at Oct. 18, 2022			500
Ending balance, value at Oct. 18, 2022	42,896,886			$ 500				21,828,834		21,068,052
Beginning balance, shares at Jul. 24, 2022					0		0
Beginning balance, value at Jul. 24, 2022	0				$ 0		$ 0	0		0	$ 0
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares					500
Net income	551,586										551,586
Net increase in former Parent Company investment	38,342,619										38,342,619
Ending balance, shares at Dec. 31, 2022					500		0
Ending balance, value at Dec. 31, 2022	38,894,205				$ 0		$ 0	0		0	38,894,205
Issuance of common stock (including the exercise of warrants) net of issuance costs, shares						47,650
Issuance of common stock (including the exercise of warrants) net of issuance costs, value	13,000,000	$ 4,419,178				$ 477			$ 4,418,701
Net income	9,291,912
Net increase in former Parent Company investment	3,305,083										3,305,083
Net income for the period from January 1, 2023 to Spin-Off	390,691										390,691
Cancellation of capital stock, shares					(500)
Cancellation of capital stock, value					$ 0
Capitalization at Spin-Off issuance of capital stock, Shares					31,826
Capitalization at Spin-Off issuance of capital stock, Value					$ 318			29,953,661			(29,953,979)
Capitalization at Spin-Off issuance of preferred stock, Shares					0		600,000
Capitalization at Spin-Off issuance of preferred stock, Value					$ 0		$ 6,000	12,630,000			(12,636,000)
Net income for the period from the spin-off to December 31, 2023	8,901,221									8,901,221
Dividends declared on Series A preferred shares	(404,167)							(20,833)		(383,334)
Down round deemed dividend on Series A preferred shares	171,968							171,968		(171,968)
Issuance of restricted shares and stock based compensation, shares					7,947
Issuance of restricted shares and stock based compensation, value	37,638				$ 79			37,559
Ending balance, shares at Dec. 31, 2023					87,423		600,000
Ending balance, value at Dec. 31, 2023	$ 55,543,849				$ 874		$ 6,000	$ 47,191,056		$ 8,345,919	$ 0